Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 20,447	$ 2,789	$ 20,944
Accounts receivable, net	3,744	3,142	2,677
Other receivables	213	493	310
Inventories, net	11,134	10,784	8,705
Deferred cost of goods sold	762	863	813
Deferred initial public offering costs			1,965
Prepaid expense and other current assets	855	735	833
Total current assets	37,155	18,806	36,247
Property and equipment, net	11,428	12,091	12,784
Other assets	152	279	324
Total assets	48,735	31,176	49,355
Current liabilities:
Current portion of long-term debt, related parties		69,107	52,845
Current portion of capital lease obligation		26	153
Accounts payable	4,073	7,419	4,076
Accrued expense and other current liabilities	5,483	5,931	7,701
Deferred revenue	1,728	1,895	1,632
Derivative liabilities	308
Total current liabilities	11,592	84,378	66,407
Capital lease obligation, less current portion			26
Long-term debt, related parties	55,822
Deferred rent liability	107	143	198
Derivative liabilities			443
Total liabilities	67,521	84,521	67,074
Commitments and contingencies
Stockholders' deficit
Common stock, value	13	2
Additional paid-in capital	386,437	324,525	292,958
Accumulated deficit	(405,236)	(377,872)	(310,677)
Total stockholders' deficit	(18,786)	(53,345)	(17,719)
Total liabilities and stockholders' deficit	$ 48,735	$ 31,176	$ 49,355